Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk			¥ 0	¥ 0
Aggregate unpaid loan principal balance	¥ 14,199		14,199		¥ 18,362
Aggregate loan fair value	14,735		14,735		19,232
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	536		536		870
Investment funds fair value	34,031		34,031		24,894
Other assets	15,242		15,242		22,116
Policy Liabilities and Policy Account Balances	517,019		517,019		605,520
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	5	¥ 783	(577)	681
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	574	448	881	345
Investment funds fair value	22,442		22,442		15,400
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	6,920		6,920		7,453
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	15,242		15,242		22,116
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	517,019		517,019		605,520
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	342	289	665	615
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	(24)		(63)
Investment funds fair value	2,648		2,648		1,026
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	22,442		22,442		15,400
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	12	¥ (7)	3	¥ (13)
Investment funds fair value	¥ 2,021		¥ 2,021		¥ 1,015